Provisions, income tax liabilities and other liabilities - Total Expense for Pensions and Other Post-employment Benefits Allocated between Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Cost of sales	€ 13,695	€ 12,255	€ 12,159	[1]
Research and development expenses	6,706	5,692	5,530	[1]
Selling and general expenses	10,492	9,555	9,391	[1]
Other operating (income)/expenses, net	1,231	1,373	926
Financial expenses	440	368	388	[1]
Pensions and other post-employment benefits
Disclosure of defined benefit plans [line items]
Cost of sales	55	77	77
Research and development expenses	52	65	63
Selling and general expenses	81	87	88
Other operating (income)/expenses, net	(2)	(1)	(140)
Restructuring costs	(61)	6	(59)
Financial expenses	43	42	55
Total	€ 168	€ 276	€ 84

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.